Notes Payable - Related Party (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable

Note Type	Issue Date	Maturity Date	Interest Rate	December 31, 2021	December 31, 2020

First Secured Convertible Note	10/24/14	12/31/21	8.5%	$-	$5,000,000

Second Secured Convertible Note	5/4/15	12/31/21	8.5%	-	2,000,000

Third Secured Convertible Note	2/24/16	12/31/21	8.5%	-	2,000,000

First Credit Facility	7/24/18	12/31/21	8.5%	-	2,000,000

Second Credit Facility	9/19/19	12/31/21	8.5%	-	712,179
Notes payable				$-	$11,712,179